Derivative Liabilities (Details) - Schedule of warrant liabilities - $ / shares	Jun. 30, 2021	Jun. 24, 2021
Schedule of warrant liabilities [Abstract]
Exercise price (in Dollars per share)	$ 9.86	$ 10.05
Stock price (in Dollars per share)	$ 10.61	$ 5.5
Risk-free interest	(0.50%)	(0.55%)
Expected dividend yield	0.00%	0.00%
Contractual life (years)	14 days	1 year 9 months 21 days
Expected volatility	104.00%	106.50%